EMPLOYEE BENEFITS (Details 4) (Bank, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
KSOP
Employer's contributions to the plan	$ 302,000	$ 295,000	$ 148,000
Prior to January 1, 2010
KSOP
Employer matching contribution, percentage of employee contribution	75.00%
Maximum matching contribution as a percentage of participant's salary	5.00%
Effective January 1, 2011
KSOP
Employer matching contribution, percentage of employee contribution	50.00%
Maximum matching contribution as a percentage of participant's salary	5.00%